Average Annual Total Returns - FidelityAdvisorSeriesEquityGrowthFund-PRO - FidelityAdvisorSeriesEquityGrowthFund-PRO - Fidelity Advisor Series Equity Growth Fund	Jan. 29, 2024
Fidelity Advisor Series Equity Growth Fund | Return Before Taxes
Average Annual Return:
Past 1 year	37.14%
Past 5 years	20.51%
Since Inception	15.38%	[1]
Fidelity Advisor Series Equity Growth Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	35.22%
Past 5 years	16.69%
Since Inception	12.72%	[1]
Fidelity Advisor Series Equity Growth Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	23.03%
Past 5 years	15.88%
Since Inception	12.15%	[1]
RS007
Average Annual Return:
Past 1 year	41.21%
Past 5 years	18.85%
Since Inception	14.42%	[1]

[1]	AFrom June 6, 2014.